Equity - Disclosure of number of shares outstanding (Details)	12 Months Ended
Dec. 31, 2021 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	2,024,333,013
Issuance of Special Voting Shares (in shares)	200
Issuance of Stellantis shares in exchange of PSA shares (in shares)	1,545,220,196
Withdrawal of Special Voting Shares and their subsequent cancellation (in shares)	(449,410,092)
Shares issued to serve Long Term Incentive Plans (in shares)	12,683,960
Number of shares outstanding at end of period (in shares)	3,132,827,277
Common Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at end of period (in shares)	3,132,618,655
Common Shares | PSA
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	894,828,213
Cancellation of Treasury shares (in shares)	(7,790,213)
Issuance of Stellantis shares in exchange of PSA shares (in shares)	(887,038,000)
Number of shares outstanding at end of period (in shares)	0
Common Shares | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	1,574,714,499
Issuance of Stellantis shares in exchange of PSA shares (in shares)	1,545,220,196
Shares issued to serve Long Term Incentive Plans (in shares)	12,683,960
Number of shares outstanding at end of period (in shares)	3,132,618,655
Special Voting Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at end of period (in shares)	208,622
Special Voting Shares | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	449,618,514
Issuance of Special Voting Shares (in shares)	200
Withdrawal of Special Voting Shares and their subsequent cancellation (in shares)	(449,410,092)
Number of shares outstanding at end of period (in shares)	208,622